Defined Contribution Plan	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan

Note 13—Defined contribution plan

The Company sponsors a defined contribution retirement plan (the “Plan”) that covers substantially all domestic employees. The Company makes matching contributions of 100% of each $1 of the employee’s contribution up to the first 3% of the employee’s bi-weekly compensation and 50% of each $1 of the employee’s contribution up to the next 2% of the employee’s bi-weekly compensation. Matching contributions to the Plan totaled $2.3 million, $1.7 million and $0.9 million for the years ended December 31, 2016, 2015 and 2014, respectively.